FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08034
                                    ---------

                      Franklin Real Estate Securities Trust
                      -------------------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.



FRANKLIN REAL ESTATE SECURITIES TRUST

QUARTERLY STATEMENT OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Real Estate Securities Fund .......................................   3

Notes to Statement of Investments ..........................................   6

                                    [LOGO]
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1

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FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE SECURITIES FUND                                          COUNTRY            SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 92.4%
    FINANCE/RENTAL/LEASING 2.0%
    CharterMac LP ........................................................     United States         661,400     $   14,583,870
    Doral Financial Corp. ................................................      Puerto Rico          763,100          8,294,897
                                                                                                                 --------------
                                                                                                                     22,878,767
                                                                                                                 --------------
    FINANCIAL CONGLOMERATES 1.8%
    Brookfield Asset Management Inc., A ..................................        Canada              19,800          1,060,683
    Brookfield Asset Management Inc., A (USD Traded) .....................        Canada             364,700         19,533,332
                                                                                                                 --------------
                                                                                                                     20,594,015
                                                                                                                 --------------
    HOMEBUILDING 14.3%
    Centex Corp. .........................................................     United States          40,800          2,912,712
    D.R. Horton Inc. .....................................................     United States         524,900         19,589,268
  a Hovnanian Enterprises Inc., A ........................................     United States         288,600         13,974,012
    KB HOME ..............................................................     United States         186,500         14,211,300
    Lennar Corp., A ......................................................     United States         279,400         17,479,264
    M.D.C. Holdings Inc. .................................................     United States         869,700         55,182,465
  a Meritage Homes Corp. .................................................     United States         239,300         14,477,650
  a NVR Inc. .............................................................     United States           2,400          1,906,200
    Ryland Group Inc. ....................................................     United States          89,500          6,476,220
    Standard Pacific Corp. ...............................................     United States         147,700          5,745,530
  a Toll Brothers Inc. ...................................................     United States         332,500         11,305,000
                                                                                                                 --------------
                                                                                                                    163,259,621
                                                                                                                 --------------
    INVESTMENT TRUSTS/MUTUAL FUNDS 0.4%
    Medical Properties Trust Inc. ........................................     United States         480,200          4,590,712
                                                                                                                 --------------
    REAL ESTATE DEVELOPMENT 7.1%
    Brookfield Properties Corp. ..........................................        Canada             473,760         14,312,290
    Forest City Enterprises Inc., A ......................................     United States         847,200         32,083,464
  a Killam Properties Inc. ...............................................        Canada              96,200            232,326
a,b Killam Properties Inc., 144A .........................................        Canada           2,258,500          5,454,356
a,c NorthStar Capital Investment Corp., 144A .............................     United States         100,000          1,150,000
    St. Joe Co. ..........................................................     United States         433,700         27,518,265
                                                                                                                 --------------
                                                                                                                     80,750,701
                                                                                                                 --------------
    REAL ESTATE INVESTMENT TRUSTS 66.8%
    Affordable Residential Communities ...................................     United States         755,600          7,170,644
    Ashford Hospitality Trust ............................................     United States         842,000         10,306,080
    BioMed Realty Trust Inc. .............................................     United States         682,200         18,303,426
    Boardwalk REIT .......................................................        Canada           1,331,500         24,925,680
    Brandywine Realty Trust ..............................................     United States         456,700         14,363,215
    Capital Trust Inc., A ................................................     United States         298,900          9,265,900
    CBL & Associates Properties Inc. .....................................     United States         134,500          5,692,040
    Cedar Shopping Centers Inc. ..........................................     United States         789,600         11,678,184
    Corporate Office Properties Trust ....................................     United States         609,400         24,674,606
    Cousins Properties Inc. ..............................................     United States         124,700          3,893,134
    Digital Realty Trust Inc. ............................................     United States       1,239,500         32,090,655
    Eagle Hospitality Properties Trust Inc. ..............................     United States         533,200          4,542,864
    Education Realty Trust Inc. ..........................................     United States         331,000          4,312,930
    Entertainment Properties Trust .......................................     United States         195,600          8,500,776
    Equity Residential ...................................................     United States         201,600          8,549,856


                                          Quarterly Statement of Investments | 3
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FRANKLIN REAL ESTATE SECURITIES TRUST

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE SECURITIES FUND                                          COUNTRY            SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    REAL ESTATE INVESTMENT TRUSTS (CONT.)
    Eurocastle Investment Ltd. ...........................................     United Kingdom        158,161     $    5,863,222
    Extra Space Storage Inc. .............................................     United States       1,200,000         18,420,000
    First Potomac Realty Trust ...........................................     United States         410,200         12,063,982
    General Growth Properties Inc. .......................................     United States         480,090         24,772,644
    GMH Communities Trust ................................................     United States       1,462,500         23,590,125
    HomeBanc Corp. .......................................................     United States         333,600          2,778,888
    Host Marriott Corp. ..................................................     United States       1,021,000         20,368,950
    iStar Financial Inc. .................................................     United States         716,800         25,725,952
    Kimco Realty Corp. ...................................................     United States         327,600         11,495,484
    Kite Realty Group Trust ..............................................     United States       1,058,300         16,689,391
    LaSalle Hotel Properties .............................................     United States         341,400         13,048,308
    Lexington Corporate Properties Trust .................................     United States         420,300          9,330,660
    Liberty Property Trust ...............................................     United States         466,600         21,118,316
    Macerich Co. .........................................................     United States         692,200         50,232,954
    Mills Corp. ..........................................................     United States         456,200         18,909,490
    MortgageIT Holdings Inc. .............................................     United States         396,200          5,328,890
    Newcastle Investment Corp. ...........................................     United States         749,100         20,375,520
    Parkway Properties Inc. ..............................................     United States         183,000          7,744,560
    Pennsylvania REIT ....................................................     United States         147,600          6,001,416
    ProLogis .............................................................     United States         802,798         41,119,314
    PS Business Parks Inc. ...............................................     United States         456,300         25,028,055
    Public Storage Inc. ..................................................     United States         386,500         28,048,305
    Ramco-Gershenson Properties Trust ....................................     United States         240,400          6,774,472
    Redwood Trust Inc. ...................................................     United States          65,000          2,824,250
    Regency Centers Corp. ................................................     United States         218,800         14,101,660
    Simon Property Group Inc. ............................................     United States         281,263         23,299,827
    Strategic Hotel Capital Inc. .........................................     United States         841,900         18,016,660
    Sunstone Hotel Investors Inc. ........................................     United States         232,100          6,846,950
  b Taberna Realty Finance Trust, 144A ...................................     United States         890,800         11,224,080
    Tanger Factory Outlet Centers Inc. ...................................     United States         234,600          7,392,246
    Trustreet Properties Inc. ............................................     United States         212,000          3,114,280
    U-Store-It Trust .....................................................     United States         808,900         17,294,282
    Ventas Inc. ..........................................................     United States         653,642         20,001,445
    Vornado Realty Trust .................................................     United States         377,800         33,374,852
                                                                                                                 --------------
                                                                                                                    760,589,420
                                                                                                                 --------------
    TOTAL COMMON STOCKS (COST $712,989,837) ..............................                                        1,052,663,236
                                                                                                                 --------------
    SHORT TERM INVESTMENTS (COST $62,240,697) 5.5%
    MONEY FUND 5.5%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio ........     United States      62,240,697         62,240,697
                                                                                                                 --------------


4 | Quarterly Statement of Investments

FRANKLIN REAL ESTATE SECURITIES TRUST

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE SECURITIES FUND                                                             SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (COST $775,230,534) 97.9%                                                                  $1,114,903,933
    OTHER ASSETS, LESS LIABILITIES 2.1%                                                                              24,335,226
                                                                                                                 --------------
    NET ASSETS 100.0%                                                                                            $1,139,239,159
                                                                                                                 ==============

SELECTED PORTFOLIO ABBREVIATIONS

REIT - Real Estate Investment Trust

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $16,678,436, representing 1.46% of net assets.

c See Note 2 regarding restricted and illiquid securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


Quarterly Statement of Investments | See Notes to Statement of Investments. | 5
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FRANKLIN REAL ESTATE SECURITIES TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

FRANKLIN REAL ESTATE SECURITIES FUND

Franklin Real Estate Securities Trust is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (the Fund).

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ................................    $775,230,534
                                                        ============
Unrealized appreciation ............................    $348,795,851
Unrealized depreciation ............................      (9,122,452)
                                                        ------------
Net unrealized appreciation (depreciation) .........    $339,673,399
                                                        ============

2. RESTRICTED AND ILLIQUID SECURITIES

At January 31, 2006, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------
                                                             ACQUISITION
SHARES      ISSUER                                               DATE              COST             VALUE
-----------------------------------------------------------------------------------------------------------
100,000     Northstar Capital Investment Corp., 144A .....     1/16/98          $1,993,250       $1,150,000
                                                                                                 ==========
            TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.10% of Net Assets)

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006






                                   Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN REAL ESTATE SECURITIES TRUST;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer